Description of Business and Summary of Significant Accounting Policies	6 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Summary of Significant Accounting Policies
1 - Description of Business and Summary of Significant Accounting Policies
Description of Business
Arm Holdings plc and its wholly owned subsidiaries (“the Company” and also referred to as “we,” “our” or “us”) is a global leader in the semiconductor industry. The Company’s principal operations are the licensing, marketing, research and development of microprocessors, systems intellectual property (“IP”), graphics processing units, physical IP and associated systems IP, software, tools and other related services.
Corporate Reorganization
In September 2023, the Company completed a board approved corporate reorganization which involved (1) the shareholders of Arm Limited exchanging each of the ordinary shares held by them in Arm Limited for newly issued ordinary shares of Arm Holdings Limited; and (2) the re-registration of Arm Holdings Limited as a public limited company under the laws of England and Wales at which time its name was changed to Arm Holdings plc. This corporate reorganization was solely for the purpose of reorganizing the Company’s corporate structure, in which Arm Limited became a wholly owned subsidiary of the holding company, Arm Holdings plc. This transfer of equity resulted in the issuance of ordinary shares of Arm Holdings plc to shareholders in the same class and the same number of ordinary shares as their previous shareholding in Arm Limited. As a result of the corporate reorganization between entities under common control, the historical consolidated financial statements of the Company were retrospectively adjusted for the change in reporting entity. Therefore, the historical consolidated financial statements of Arm Limited became the historical consolidated financial statements of Arm Holdings plc as of the date of the corporate reorganization.
Initial Public Offering
The registration statement on Form F-1 relating to the Company’s initial public offering (“IPO”) was declared effective on September 13, 2023 and the Company’s American depository shares (“ADSs”) began trading on the Nasdaq Global Select Market under the ticker symbol “ARM” on September 14, 2023. On September 18, 2023, the Company completed the closing of its IPO. The Company’s shareholders sold an aggregate of 102,500,000 ADSs representing ordinary shares in the Company at a price of $51 per ADS, including the underwriters’ full exercise of their option to purchase up to an additional 7,000,000 ADSs to cover over-allotments. The Company did not receive any proceeds from the sale of the ADSs in the IPO.
Upon completion of the IPO, the Company recognized incremental and accelerated share-based compensation expense for which service-based vesting conditions was satisfied or partially satisfied as of September 13, 2023. See Note 8 - Share-based Compensation for further details.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the U.S. (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. Certain information and note disclosures normally included in the consolidated financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in the accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the fiscal year ended March 31, 2023, in the IPO Prospectus filed on September 14, 2023 with the SEC.
In the opinion of management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments, consisting of only normal recurring adjustments, which are necessary for the fair statement of the unaudited condensed consolidated balance sheets, income statements, statements of comprehensive income, shareholders’ equity and cash flows for these interim periods. The results for the interim periods are not necessarily indicative of results for the full fiscal year.
Principles of Consolidation
The accompanying financial statements include the accounts of the Company, its wholly owned subsidiaries and the Arm Employee Benefit Trust (the “EBT”). All intercompany balances and transactions have been eliminated in consolidation.
The financial statements consolidate all of the Company’s affiliates, and the entities where the Company holds a controlling financial interest, because the Company holds a majority voting interest. The Company reevaluates whether there is a controlling financial interest in all entities when rights and interests change.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates include, but are not limited to, revenue recognition, allowance for expected credit losses, income taxes, share-based compensation, impairment considerations for long-lived assets, fair value estimates and impairment for investments. The Company evaluates these estimates on an ongoing basis and revises estimates as circumstances change. The Company bases its estimates on historical experience, anticipated results, trends, and other various assumptions that it believes are reasonable. Actual results could differ materially from the Company’s estimates.
Derivative Financial Instruments and Hedge Activities
The Company uses derivative financial instruments, specifically foreign currency forward contracts, to mitigate exposure from certain foreign currency risk. Certain forecasted transactions, specifically British Pound Sterling (“GBP”) denominated cash flows in the form of payroll and selling, general and administrative expenses are exposed to foreign currency risk. The Company monitors foreign currency exposures on a monthly basis to maximize the economic effectiveness of foreign currency hedge positions.
No derivatives were designated hedges prior to July 2022. All derivatives are recorded at fair value as either an asset or liability. For derivatives not designated as hedges, adjustments to reflect changes in the fair value of the derivatives are included in earnings in other non-operating income (loss), net on the Condensed Consolidated Income Statements.
In July 2022, all foreign currency forward contracts were designated as cash flow hedges in designated hedging relationships with the forecasted foreign denominated cash flows as the hedged transactions. The maximum length of time over which the Company is hedging its exposure to the variability in future foreign denominated cash flows is one year. For cash flow hedges that qualify and are designated for hedge accounting, the change in fair value of the derivative is recorded in the net change in fair value of the effective portion of designated cash flow hedges on the Condensed Consolidated Statements of Comprehensive Income, and subsequently recognized in research and development and selling, general and administrative expenses on the Condensed Consolidated Income Statements when the hedged transaction affects earnings.
The Company classifies all derivative assets and liabilities for designated and non-designated derivatives in prepaid expenses and other current assets and other current liabilities on the Condensed Consolidated Balance Sheets. The Company classifies cash flows from the settlement of effective cash flow hedges for designated and non-designated derivatives in the same category as the cash flows from the related hedged items in operating activities on the Condensed Consolidated Statements of Cash Flows. The foreign currency forward contracts are classified under Level 2 of the fair value hierarchy. See Note 6 - Fair Value.
Recent Accounting Pronouncements
There have been no recent accounting standard updates that are material or potentially material to the Company.